UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                      DATE OF FISCAL YEAR END: NOVEMBER 30

                    DATE OF REPORTING PERIOD: AUGUST 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)




                                                                              NUMBER OF         MARKET
                                                                                SHARES          VALUE
                                                                            --------------  --------------

COMMON STOCK--74.4%

BANKS--12.6%
AmSouth Bancorporation........................................................      46,760  $    1,230,723
Bank of America Corporation...................................................     242,000      10,413,260
Citigroup, Inc................................................................      50,000       2,188,500
New York Community Bancorp, Inc...............................................     100,000       1,758,000
U.S. Bancorp..................................................................     100,000       2,922,000
                                                                                            --------------
                                                                                                18,512,483
                                                                                            --------------
BASIC INDUSTRY--3.1%
Dow Chemical Company..........................................................      30,000       1,296,000
Packaging Corporation of America..............................................      50,000       1,048,000
Reddy Ice Holdings, Inc.......................................................      59,280       1,285,783
Weyerhaeuser Company..........................................................      12,900         838,758
                                                                                            --------------
                                                                                                 4,468,541
                                                                                            --------------
CONSUMER CYCLICAL--2.3%
Coinmach Corporation..........................................................     245,000       3,354,050
                                                                                            --------------
CONSUMER STAPLES--11.6%
Altria Group, Inc.............................................................     132,950       9,399,565
B&G Foods, Inc................................................................      34,300         444,185
Loews Corporation - Carolina Group............................................     128,225       4,950,767
Regal Entertainment Group, Class A............................................     110,000       2,150,500
                                                                                            --------------
                                                                                                16,945,017
                                                                                            --------------
ENERGY--9.5%
Baker Hughes, Inc.............................................................      30,000       1,762,500
Chevron Corporation...........................................................      30,000       1,842,000
ConocoPhillips................................................................      75,000       4,945,500
Exxon Mobil Corporation.......................................................      20,000       1,198,000
Halliburton Company...........................................................         800          49,576
Schlumberger Limited..........................................................      30,000       2,586,900
Sunoco Logistics Partners LP..................................................      40,000       1,554,400
                                                                                            --------------
                                                                                                13,938,876
                                                                                            --------------
FINANCIAL--8.9%
Alliance Capital Management Holdings LP.......................................     100,000       4,422,000
Hartford Financial Services Group, Inc........................................      39,200       2,863,560
Montpelier Re Holdings Limited................................................      80,000       2,616,000
People's Choice Europe Limited+...............................................      35,000         341,250
Washington Mutual, Inc........................................................      67,700       2,814,966
                                                                                            --------------
                                                                                                13,057,776
                                                                                            --------------
INDUSTRIAL--1.4%
Arlington Tankers Limited.....................................................      42,100         947,671
Teekay LNG Partners LP........................................................      35,000       1,114,750
                                                                                            --------------
                                                                                                 2,062,421
                                                                                            --------------
REAL ESTATE--11.6%
Boston Properties, Inc........................................................      30,000       2,134,500
BRE Properties, Class A.......................................................      19,500         807,300
CarrAmerica Realty Corporation................................................      32,600       1,176,534
Deerfield Triarc Capital Corporation..........................................      50,000         705,500
Duke Realty Corporation.......................................................      80,320       2,629,677
HomeBanc Corporation..........................................................     225,000       1,793,250



                                        1
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                                    CHARTWELL





CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)




                                                                              NUMBER OF
                                                                           SHARES/PRINCIPAL      MARKET
                                                                                AMOUNT           VALUE
                                                                            --------------  --------------

COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)
iStar Financial, Inc..........................................................      50,000  $    2,073,500
Mack-Cali Realty Corporation..................................................      27,682       1,219,392
New Century Financial Corporation.............................................      40,000       1,719,600
Reckson Associates Realty Corporation.........................................      80,000       2,652,000
                                                                                            --------------
                                                                                                16,911,253
                                                                                            --------------
TELECOMMUNICATIONS--7.6%
Alaska Communications Systems Group, Inc......................................     175,000       1,895,250
BellSouth Corporation.........................................................     100,000       2,629,000
Citizens Communications Company...............................................     350,000       4,774,000
Consolidated Communications Holdings, Inc.....................................      50,000         690,000
Fairpoint Communications, Inc.................................................      75,000       1,205,250
                                                                                            --------------
                                                                                                11,193,500
                                                                                            --------------
TRANSPORTATION--1.7%
Aries Maritime Transport Limited..............................................      50,000         759,100
K-Sea Transportation Partners LP..............................................      10,000         400,500
Seaspan Corporation...........................................................      43,400         910,966
Transmontaigne Partners LP....................................................      15,000         388,500
                                                                                            --------------
                                                                                                 2,459,066
                                                                                            --------------
UTILITIES--4.1%
AmeriGas Partners LP..........................................................      15,200         500,688
Duquesne Light Holdings, Inc..................................................      30,000         544,500
Kinder Morgan Energy Partners LP..............................................      45,000       2,299,950
Northern Border Partners LP...................................................      26,600       1,272,810
TEPPCO Partners LP............................................................      34,800       1,439,328
                                                                                            --------------
                                                                                                 6,057,276
                                                                                            --------------
TOTAL COMMON STOCK (COST $96,339,124).........................................                 108,960,259
                                                                                            --------------



CORPORATE NOTES/BONDS--48.0%

BASIC INDUSTRY--8.5%
Buhrmann US, Inc.
  8.250%, 07/01/14............................................................  $  850,000         877,625
Commercial Vehicle Group+
  8.000%, 07/01/13............................................................     755,000         788,975
Domtar, Inc.
  7.125%, 08/15/15............................................................     500,000         500,992
Georgia-Pacific Corporation
  7.700%, 06/15/15............................................................     500,000         568,750
Goodman Global Holdings Company, Inc.+
  7.875%, 12/15/12............................................................   1,100,000       1,045,000
K. Hovnanian Enterprises
  6.500%, 01/15/14............................................................     500,000         499,684
Koppers Industries
  9.875%, 10/15/13............................................................   1,560,000       1,739,400
Lamar Media Corporation+
  6.625%, 08/15/15............................................................     900,000         922,500
Nortek, Inc.
  8.500%, 09/01/14............................................................   1,085,000       1,060,588


                                        2
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                                    CHARTWELL




CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

BASIC INDUSTRY (CONTINUED)
Ply Gem Industries, Inc.
  9.000%, 02/15/12............................................................  $  855,000  $      769,500
Sensus Metering Systems, Inc.
  8.625%, 12/15/13............................................................     700,000         659,750
Tenneco Automotive, Inc.
  8.625%, 11/15/14............................................................     800,000         834,000
United Agri Products
  8.250%, 12/15/11............................................................     651,000         693,315
Vertis, Inc., Series B
  10.875%, 06/15/09...........................................................     500,000         513,750
Williams Scotsman, Inc.
  9.875%, 06/01/07............................................................     875,000         879,375
                                                                                            --------------
                                                                                                12,353,204
                                                                                            --------------
CAPITAL GOODS--2.5%
Allied Waste North America, Series B
  8.500%, 12/01/08............................................................     935,000         993,438
H&E Equipment Finance
  11.125%, 06/15/12...........................................................     970,000       1,088,825
Norcross Safety Products LLC, Series B
  9.875%, 08/15/11............................................................     850,000         907,375
Propex Frabics, Inc.
  10.000%, 12/01/12...........................................................     600,000         582,000
                                                                                            --------------
                                                                                                 3,571,638
                                                                                            --------------
CONSUMER CYCLICAL--4.2%
Allied Security Escrow
  11.375%, 07/15/11...........................................................   1,020,000       1,017,450
Cenveo, Inc.
  9.625%, 03/15/12............................................................   1,200,000       1,290,000
Coinmach Corporation
  9.000%, 02/01/10............................................................   1,110,000       1,154,400
LCE Acquisition Corporation+
  9.000%, 08/01/14............................................................   1,255,000       1,239,313
Norcraft Companies
  9.000%, 11/01/11............................................................     570,000         601,350
Sonic Automotive, Inc., Series B
  8.625%, 08/15/13............................................................     865,000         895,275
                                                                                            --------------
                                                                                                 6,197,788
                                                                                            --------------
CONSUMER STAPLES--5.7%
American Seafood Group LLC
  10.125%, 04/15/10...........................................................   1,005,000       1,077,863
Brown Shoe Company, Inc.
  8.750%, 05/01/12............................................................     800,000         858,000
Chiquita Brands International, Inc.
  7.500%, 11/01/14............................................................     950,000         916,750
Jean Countu Group (PJC), Inc.
  8.500%, 08/01/14............................................................   1,225,000       1,261,750
MTR Gaming Group, Inc., Series B
  9.750%, 04/01/10............................................................     520,000         567,450
Solo Cup Company
  8.500%, 02/15/14............................................................   1,100,000       1,075,250
Starwood Hotels & Resorts
  7.375%, 11/15/15............................................................     960,000       1,056,000
Stater Brothers Holdings
  8.125%, 06/15/12............................................................     715,000         729,300


                                        3
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                                    CHARTWELL



CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

CONSUMER STAPLES (CONTINUED)
WH Holdings Limited
  9.500%, 04/01/11............................................................ $   294,000 $       320,460
Wynn Las Vegas, LLC
  6.625%, 12/01/14............................................................     500,000         488,750
                                                                                            --------------
                                                                                                 8,351,573
                                                                                            --------------
ENERGY--2.5%
Bluewater Finance Limited
  10.250%, 02/15/12...........................................................   1,000,000       1,090,000
Chesepeake Energy Corporation+
  6.250%, 01/15/18............................................................     500,000         498,125
Kerr-McGee Corporation
  7.000%, 11/01/11............................................................   1,010,000       1,015,050
Reliant Energy, Inc.
  6.750%, 12/15/14............................................................     500,000         495,000
Whiting Petroleum Corporation
  7.250%, 05/01/13............................................................     600,000         606,000
                                                                                            --------------
                                                                                                 3,704,175
                                                                                            --------------
FINANCIAL--2.4%
E*Trade Financial Corporation
  8.000%, 06/15/11............................................................     870,000         926,550
Labranche & Company, Inc.
  11.000%, 05/15/12...........................................................   1,160,000       1,287,600
Western Financial
  9.625%, 05/15/12............................................................   1,120,000       1,271,200
                                                                                            --------------
                                                                                                 3,485,350
                                                                                            --------------
HEALTHCARE--2.5%
HCA, Inc.
  5.750%, 03/15/14............................................................     910,000         903,873
Iasis Healthcare Corporation
  8.750%, 06/15/14............................................................   1,005,000       1,087,912
Mylan Laboratories, Inc.+
  6.375%, 08/15/15............................................................     500,000         503,125
Town Sports International
  9.625%, 04/15/11............................................................   1,100,000       1,171,500
                                                                                            --------------
                                                                                                 3,666,410
                                                                                            --------------
INDUSTRIAL--5.0%
Ainsworth Lumber
  7.250%, 10/01/12............................................................     665,000         625,100
Douglas Dynamics, LLC+
  7.750%, 01/15/12............................................................     610,000         619,150
Freeport-McMoRan Copper & Gold, Inc.
  10.125%, 02/01/10...........................................................   1,010,000       1,116,050
General Cable Corporation
  9.500%, 11/15/10............................................................     420,000         447,300
INVISTA+
  9.250%, 05/01/12............................................................   1,690,000       1,867,450
L-3 Communications Corporation+
  6.375%, 10/15/15............................................................     500,000         510,000
Noble Group Limited+
  6.625%, 03/17/15............................................................     900,000         840,241
Rayovac Corporation
  8.500%, 10/01/13............................................................     395,000         408,825


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

CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

INDUSTRIAL (CONTINUED)
Superior Essex Communications, LLC
  9.000%, 04/15/12............................................................  $  900,000  $     918,000
                                                                                            --------------
                                                                                                 7,352,116
                                                                                            --------------
REAL ESTATE--4.0%
Aztar Corporation
  7.875%, 06/15/14............................................................     880,000         937,200
Geo Group, Inc.
  8.250%, 07/15/13............................................................   1,120,000       1,106,000
Intrawest Corporation
  7.500%, 10/15/13............................................................     890,000         923,375
La Quinta Properties
  8.875%, 03/15/11............................................................   1,430,000       1,547,975
Tech Olympic USA, Inc.
  9.000%, 07/01/10............................................................   1,320,000       1,381,050
                                                                                            --------------
                                                                                                 5,895,600
                                                                                            --------------
TELECOMMUNICATIONS--7.0%
Albritton Communications Company
  7.750%, 12/15/12............................................................     990,000       1,001,137
Cablevision Systems Corporation
  8.000%, 04/15/12............................................................     670,000         669,162
Charter Communications Operating, LLC+
  8.000%, 04/30/12............................................................     900,000         915,750
Cincinnati Bell, Inc.
  8.375%, 01/15/14............................................................     875,000         888,125
Cincinnati Bell, Inc.+
  8.375%, 01/15/14............................................................     515,000         522,725
Directv Holdings/Finance+
  6.375%, 06/15/15............................................................     845,000         847,113
Echostar DBS Corporation
  6.625%, 10/01/14............................................................     500,000         498,125
Intelsat Bermuda Limited+
  8.695%, 01/15/12............................................................     630,000         644,175
MediaCom Broadband, LLC
  11.000%, 07/15/13...........................................................   1,775,000       1,945,844
Qwest Corporation+
  7.625%, 06/15/15............................................................   1,075,000       1,107,250
Time Warner, Inc.
  9.750%, 07/15/08............................................................   1,150,000       1,173,000
                                                                                            --------------
                                                                                                10,212,406
                                                                                            --------------
TRANSPORTATION--0.9%
Ship Finance International Limited
  8.500%, 12/15/13............................................................   1,365,000       1,325,756
                                                                                            --------------
UTILITIES--2.8%
AES Corporation
  9.500%, 06/01/09............................................................     900,000         996,750
CE Generation, LLC
  7.416%, 12/15/18............................................................     668,395         730,512
CMS Energy Corporation
  6.300%, 02/01/12............................................................   1,035,000       1,060,875
MSW Energy Holdings
  7.375%, 09/01/10............................................................     130,000         135,850
Tenaska Alabama Part+
  7.000%, 06/30/21............................................................     600,000         628,914



                                        5
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                                    CHARTWELL





CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


                                                                              PRINCIPAL
                                                                            AMOUNT/NUMBER       MARKET
                                                                              OF SHARES         VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

UTILITIES (CONTINUED)
TXU Corporation+
  5.550%, 11/15/14............................................................  $  500,000  $      486,986
                                                                                            --------------
                                                                                                 4,039,887
                                                                                            --------------
TOTAL CORPORATE NOTES/BONDS (COST $69,577,229)................................                  70,155,903
                                                                                            --------------

CONVERTIBLE PREFERRED STOCK--3.3%
CONSUMER STAPLES--0.8%
Albertson's, Inc..............................................................      54,400       1,194,624
                                                                                            --------------
FINANCIAL--1.8%
ACE Limited...................................................................      26,025         694,607
Chubb Corporation.............................................................      10,000         316,800
Felcor Lodging Trust, Inc.....................................................      40,000         999,200
Hartford Financial Services Group, Inc........................................       5,000         333,700
XL Capital Limited............................................................      10,000         229,600
                                                                                            --------------
                                                                                                 2,573,907
                                                                                            --------------
REAL ESTATE--0.7%
LTC Properties, Inc...........................................................      25,000       1,037,500
                                                                                            --------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $4,269,583)...........................                   4,806,031
                                                                                            --------------

PREFERRED STOCK--0.7%
FINANCIAL--0.7%
Metlife, Inc..................................................................      25,000         690,250
TransCanada Corporation.......................................................      14,905         389,319
                                                                                            --------------
TOTAL PREFERRED STOCK (COST $1,006,501).......................................                   1,079,569
                                                                                            --------------

PREFERRED TERM SECURITIES (A)--7.4%
I-Preferred Term Securities IV................................................      10,000       1,051,250
Preferred Term Securities IV..................................................      20,000       1,282,500
Preferred Term Securities XIII................................................      10,000         999,000
Preferred Term Securities XIV.................................................      20,000       1,971,000
Preferred Term Securities XV..................................................      20,000       2,120,000
Preferred Term Securities XVI.................................................      10,000       1,080,000
Preferred Term Securities XVII................................................       6,000         606,000
Preferred Term Securities XVIII...............................................      10,000         985,500
Taberna Preferred Funding I+..................................................       2,500         250,000
Taberna Preferred Funding II+.................................................           5         500,000
                                                                                            --------------
TOTAL PREFERRED TERM SECURITIES (COST $10,137,277)............................                  10,845,250
                                                                                            --------------

CASH EQUIVALENTS--3.8%
SEI Daily Income Trust, Prime Obligations Fund, Class A.......................   1,386,312       1,386,312
SEI Daily Income Trust, Treasury Fund.........................................   4,174,687       4,174,687
                                                                                            --------------
TOTAL CASH EQUIVALENTS (COST $5,560,999)......................................                   5,560,999
                                                                                            --------------

TOTAL INVESTMENTS--137.6%
  (COST $186,890,713)*........................................................                 201,408,011
                                                                                            --------------



                                        6
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                                    CHARTWELL





CHARTWELL DIVIDEND AND INCOME FUND INC.                                                   AUGUST 31, 2005

SCHEDULE OF INVESTMENTS (Unaudited)


                                                                               WRITTEN          MARKET
                                                                              CONTRACTS         VALUE
                                                                            --------------  --------------

COVERED CALL OPTIONS WRITTEN--(0.3)%
Altria Group, Inc. Oct. 75 Call...............................................        (200)$       (18,000)
Baker Hughes, Inc. Sept. 60 Call..............................................        (200)        (13,000)
BellSouth Corporation Sept. 27.5 Call.........................................      (1,000)         (5,000)
Chevron Corporation Oct. 65 Call..............................................        (300)        (21,000)
ConocoPhillips Sept. 65 Call..................................................        (750)       (165,000)
Dow Chemical Company Oct. 50 Call.............................................        (300)         (3,000)
Exxon Mobil Corporation Sept. 60 Call.........................................        (200)        (19,000)
Hartford Financial Services Group, Inc. Sept. 80 Call.........................        (392)         (1,960)
New Century Financial Corporation Sept. 45 Call...............................        (400)        (26,000)
Schulmberger Limited Aug. 80 Call.............................................        (300)       (191,100)
Weyerhaeuser Company Sept. 65 Call............................................        (129)        (16,125)
                                                                                            --------------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUM RECEIVED $376,350)................                    (479,185)
                                                                                            --------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (37.3)%........................                 (54,559,959) ++
                                                                                            --------------

NET ASSETS -- 100.0%.......................................................                 $  146,368,867
                                                                                            ==============
          * At August 31, 2005, the tax basis cost of the Fund's investments was
            $186,890,713, and the unrealized appreciation and depreciation were $18,686,200 and
            $(4,168,902), respectively.

          + Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutions.  At August 31, 2005, these securities amounted to $15,578,041 or 10.3% of net assets.

        ++  As of August 31, 2005, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,751,735.  The average discount rate of commercial paper outstanding at
            August 31, 2005, was 3.57%.  The average daily balance of commercial paper outstanding for the quarter ended August 31, 2005, was $54,767,970 at a weighted average discount rate of 1.92%.  The maximum face amount of commercial paper outstanding at any time during the quarter ended August 31, 2005, was $55,000,000.  In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000.  Interest on borrowing is based on market rates in effect at the time of borrowing.  The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the quarter ended
            August 31, 2005.

        (a) Securities are illiquid.

        LLC  Limited Liability Company

         LP  Limited Partnership

             For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                        7
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                                    CHARTWELL

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date October 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date October 17, 2005

By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)



Date October 17, 2005

* Print the name and title of each signing officer under his or her signature.